Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2021	2020
Contract adjustment payments (a)	$187,580	$—
Asset retirement obligations (b)	142,147	79,968
Advances in aid of construction (c)	82,580	79,864
Environmental remediation obligation (d)	55,224	69,383
Customer deposits (e)	32,633	31,939
Unamortized investment tax credits (f)	17,439	17,893
Deferred credits and contingent consideration (g)	35,982	21,399
Preferred shares, Series C (h)	13,348	13,698
Hook up fees (i)	21,904	17,704
Lease liabilities (note 1(q))	22,512	14,288
Contingent development support obligations (j)	4,612	12,273
Note payable to related party (k)	25,808	30,493
Other	42,050	23,027
	$683,819	$411,929
Less: current portion	(167,908)	(72,748)
	$515,911	$339,181
(a)Contract adjustment payment
In June 2021, the Company sold 23,000,000 Green Equity Units for total gross proceeds of $1,150,000 (note 9(c)). Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the share purchase contract (6.57% per year). The present value of the contract adjustment payments was estimated at $222,378 and recorded in other liabilities. The contract adjustment payments amount is accreted over the three-year period.
(b)Asset retirement obligations
    Asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (cleanup of natural gas and polychlorinated biphenyls (“PCB”) contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; (iv) remove certain river water intake structures and equipment; (v) dispose of coal combustion residuals and PCB contaminants; (vi) remove asbestos upon major renovation or demolition of structures and facilities; and (vii) decommission and restore power generation engines and related facilities.
Changes in the asset retirement obligations are as follows:

	2021	2020
Opening balance	$79,968	$53,879
Obligation assumed	57,067	20,420
Retirement activities	(4,133)	(1,724)
Accretion	4,381	2,674
Change in cash flow estimates	4,864	4,719
Closing balance	$142,147	$79,968
12.Other long-term liabilities (continued)
(b)Asset retirement obligations (continued)
As the cost of retirement of utility assets in the United States is expected to be recovered through rates, a corresponding regulatory asset is recorded for liability accretion and asset depreciation expense (note 7(j)).
(c)Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2021, $6,376 (2020 - $1,994) was transferred from advances in aid of construction to contributions in aid of construction.
(d)Environmental remediation obligation
A number of the Company's regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of manufactured gas plants (“MGP”) and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
With the acquisition of Ascendant on November 9, 2020 (note 3(f)), the Company assumed additional environmental remediation obligations with respect to the decommissioning and remediation of a power station. This remediation approach involves excavation, treatment and reuse, with most of the work expected to occur in 2023.
The Company estimates the remaining undiscounted, unescalated cost of the environmental cleanup activities will be $57,167 (2020 - $64,766), which at discount rates ranging from 1.0% to 3.4% represents the recorded accrual of $55,224 as of December 31, 2021 (2020 - $69,383). Approximately $36,627 is expected to be incurred over the next three years, with the balance of cash flows to be incurred over the following 30 years.
Changes in the environmental remediation obligation are as follows:

	2021	2020
Opening balance	$69,383	$58,061
Remediation activities	(9,865)	(5,130)
Accretion	1,025	436
Changes in cash flow estimates	2,265	3,828
Revision in assumptions	(7,584)	3,402
Obligation assumed from business acquisition	—	8,786
Closing balance	$55,224	$69,383
The Regulators for the New England Gas System and Energy North Gas System provide for the recovery of actual expenditures for site investigation and remediation over a period of 7 years and, accordingly, as of December 31, 2021, the Company has reflected a regulatory asset of $81,802 (2020 - $87,308) for the MGP and related sites (note 7(e)).
(e)Customer deposits
Customer deposits result from the Company’s obligation by Regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.
12.Other long-term liabilities (continued)
(f)Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of the Empire Electric System. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.
(g)Deferred credits and contingent consideration
In 2021, the Company settled a $5,000 contingent consideration related to the Company's investment in SAWS (note 8(e)) and recorded contingent consideration related to the acquisition of AAGES Sugar Creek Wind, LLC in an amount of $18,641 (note 3(e)).
(h)Preferred shares, Series C
AQN has 100 redeemable preferred shares, Series C issued and outstanding. The preferred shares are mandatorily redeemable in 2031 for C$53,400 per share and have a contractual cumulative cash dividend paid quarterly until the date of redemption based on a prescribed payment schedule indexed in proportion to the increase in CPI over the term of the shares. The preferred shares, Series C are convertible into common shares at the option of the holder and the Company, at any time after May 20, 2031 and before June 19, 2031, at a conversion price of C$53,400 per share.
As these shares are mandatorily redeemable for cash, they are classified as liabilities in the consolidated financial statements. The preferred shares, Series C are accounted for under the effective interest method, resulting in accretion of interest expense over the term of the shares. Dividend payments are recorded as a reduction of the preferred shares, Series C carrying value.

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are as follows:
2022	$1,102
2023	1,330
2024	1,542
2025	1,559
2026	1,406
Thereafter to 2031	6,320
Redemption amount	4,212
$17,471
Less: amounts representing interest	(4,123)
$13,348
Less current portion	(1,102)
$12,246
(i)Hook up fees
Hook up fees result from the collection from customers of funds for installation and connection to the utility's infrastructure. The fees are refundable as allowed under the facilities’ regulatory agreement.
(j)Contingent development support obligations
The Company provides credit support necessary for the continued development and construction of its equity investees' wind and solar power electric development projects and infrastructure development projects. The contingent development support obligations represent the fair value of the support provided (note 8(c)).
12.Other long-term liabilities (continued)
(k)Note payable to related party
In 2020, a subsidiary of the Company made a tax equity investment into Altavista Solar Subco, LLC, an equity investee of the Company and indirect owner of the Altavista Solar Project (note 8(c)). Following the closing of the construction financing facility for the Altavista Solar Project, certain excess funds were distributed to the Company and in return the Company issued a promissory note payable of $30,493 to Altavista Solar Subco, LLC. The promissory note bears an interest rate of 0.675%, compounded annually. The note was repaid in full during the second quarter of 2021.
In 2021, a subsidiary of the Company made a tax equity investment into New Market Solar Investco, LLC, an equity investee of the Company and indirect owner of the New Market Solar Project (note 8(c)). Following the closing of the construction financing facility for the New Market Solar Project, certain excess funds were distributed to the Company and in return the Company issued a promissory note of $25,808 payable to New Market Solar Investco, LLC. The promissory note bears an interest rate of 4% annually and has a maturity date of December 16, 2031.